Shareholders' Equity - Schedule of Ordinary Share Reserved for Future Issuance (Detail) - shares	Mar. 31, 2017	Mar. 31, 2016
Class of Stock [Line Items]
Options outstanding under share option plans	8,681,261	8,069,866
Unvested restricted share units	28,086
Total authorized ordinary shares reserved for future issuance	16,229,463
ESPP [Member]
Class of Stock [Line Items]
Shares reserved for issuance under ESPP	1,100,000
2015 Plan [Member]
Class of Stock [Line Items]
Options and awards available for future grant under the 2015 Plan	6,420,116